COMMITMENTS AND CONTINGENCIES (Capital commitments) (Details)	Sep. 30, 2020 CNY (¥)
2021	¥ 1,751,294,451
2022	292,791,473
Total	2,044,085,924
Purchase Obligation	¥ 2,044,085,924